Statements of Income and Expenses - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Expenses:
Ongoing Placement Agent fees (Note 2k)		$ 166,912	$ 215,378	$ 276,164
General Partner fees (Note 2j)		96,344	123,294	157,839
Administrative fees (Note 2l)		38,538	49,320	63,136
Other fees		790
Total expenses		302,584	387,992	497,139
Expense reimbursements		(1,013)
Net expenses		301,571	387,992	497,139
Net investment loss		(301,571)	(387,992)	(497,139)
Net gains (losses) on investment in the Trading Companies:
Net realized gains (losses) on investment in the Trading Companies		(1,118,528)	390,154	1,040,433
Net change in unrealized gains (losses) on investment in the Trading Companies		710,898	(623,334)	197,086
Total trading results		(407,630)	(233,180)	1,237,519
Net income (loss)		(709,201)	(621,172)	740,380
Meritage Futures Fund LP [Member]
Expenses:
Ongoing Placement Agent fees (Note 2k)		214,658	311,861	354,938
General Partner fees (Note 2j)		114,728	166,003	189,804
Administrative fees (Note 2l)		45,891	66,402	75,921
Other fees		789
Total expenses		376,066	544,266	620,663
Expense reimbursements		(1,097)
Net expenses		374,969	544,266	620,663
Net investment loss		(374,969)	(544,266)	(620,663)
Net gains (losses) on investment in the Trading Companies:
Net realized gains (losses) on investment in the Trading Companies		(38,497)	56,843	(597,666)
Net change in unrealized gains (losses) on investment in the Trading Companies		(795,042)	(538,411)	2,440,399
Total trading results		(833,539)	(481,568)	1,842,733
Net income (loss)		(1,208,508)	(1,025,834)	1,222,070
Class A [Member]
Net gains (losses) on investment in the Trading Companies:
Net income (loss)		$ (504,178)	$ (456,507)	$ 539,868
Net income (loss) per Unit
Net income (loss) per Unit	[1]	$ (73.07)	$ (50.48)	$ 62.71
Weighted average number of Units outstanding
Weighted average number of Units outstanding (in units)		7,232.844	9,096.022	12,378.829
Class A [Member] | Meritage Futures Fund LP [Member]
Net gains (losses) on investment in the Trading Companies:
Net income (loss)		$ (1,020,101)	$ (886,128)	$ 1,022,004
Net income (loss) per Unit
Net income (loss) per Unit	[1]	$ (99.72)	$ (61.14)	$ 64.11
Weighted average number of Units outstanding
Weighted average number of Units outstanding (in units)		10,940.084	14,936.394	17,564.856
Class B [Member]
Net gains (losses) on investment in the Trading Companies:
Net income (loss)		$ (94,922)	$ (70,529)	$ 80,494
Net income (loss) per Unit
Net income (loss) per Unit	[1]	$ (71.78)	$ (47.62)	$ 69.72
Weighted average number of Units outstanding
Weighted average number of Units outstanding (in units)		1,378.146	1,569.199	2,098.404
Class B [Member] | Meritage Futures Fund LP [Member]
Net gains (losses) on investment in the Trading Companies:
Net income (loss)		$ (108,706)	$ (86,748)	$ 121,402
Net income (loss) per Unit
Net income (loss) per Unit	[1]	$ (99.76)	$ (58.72)	$ 71.18
Weighted average number of Units outstanding
Weighted average number of Units outstanding (in units)		1,094.483	1,683.769	2,002.068
Class C [Member]
Net gains (losses) on investment in the Trading Companies:
Net income (loss)		$ (102,371)	$ (90,667)	$ 99,734
Net income (loss) per Unit
Net income (loss) per Unit	[1]	$ (70.24)	$ (44.45)	$ 77.14
Weighted average number of Units outstanding
Weighted average number of Units outstanding (in units)		1,698.307	2,039.850	2,420.521
Class C [Member] | Meritage Futures Fund LP [Member]
Net gains (losses) on investment in the Trading Companies:
Net income (loss)		$ (67,363)	$ (43,161)	$ 49,188
Net income (loss) per Unit
Net income (loss) per Unit	[1]	$ (99.59)	$ (56.00)	$ 78.66
Weighted average number of Units outstanding
Weighted average number of Units outstanding (in units)		685.154	770.786	857.751
Class Z [Member]
Net gains (losses) on investment in the Trading Companies:
Net income (loss)		$ (7,730)	$ (3,469)	$ 20,284
Net income (loss) per Unit
Net income (loss) per Unit	[1]	$ (66.25)	$ (37.08)	$ 93.29
Weighted average number of Units outstanding
Weighted average number of Units outstanding (in units)		115.033	124.234	307.585
Class Z [Member] | Meritage Futures Fund LP [Member]
Net gains (losses) on investment in the Trading Companies:
Net income (loss)		$ (12,338)	$ (9,797)	$ 29,476
Net income (loss) per Unit
Net income (loss) per Unit	[1]	$ (98.58)	$ (49.59)	$ 94.94
Weighted average number of Units outstanding
Weighted average number of Units outstanding (in units)		148.492	189.988	334.894

[1]	Represents the change in net asset value per Unit.